Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
WarCap Unconstrained Equity ETF
Shareholder Report [Line Items]
Fund Name	WarCap Unconstrained Equity ETF
Class Name	WarCap Unconstrained Equity ETF
Trading Symbol	WCAP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WarCap Unconstrained Equity ETF for the period of September 11, 2025 (commencement of operations) to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/WCAP. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/WCAP
Expenses [Text Block]

What were the Fund costs for the fiscal period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WarCap Unconstrained Equity ETF	$39	1.00%¹’²
¹	Annualized.
²	Reflects waiver of fees and/or reimbursement of expenses, without which expenses would be higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	1.00%	[1],[2]
Net Assets	$ 60,671,897
Holdings Count | Holdings	21
Investment Company, Portfolio Turnover	50.40%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Net Assets	$60,671,897
Number of Holdings	21
Portfolio Turnover Rate	50.40%

Holdings [Text Block]	What did the Fund invest in? (as of January 31, 2026) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Meta Platforms Inc	8.5%
Eaton Corp PLC	7.6%
Broadcom Inc	7.1%
Amazon.com Inc	6.6%
Pfizer Inc	6.2%
Blackrock Inc	5.6%
Microsoft Corp	5.5%
Ferrari NV	5.0%
Berkshire Hathaway Inc	4.8%
Salesforce Inc	4.6%

[1]	Annualized.
[2]	Reflects waiver of fees and/or reimbursement of expenses, without which expenses would be higher.